Deferred Tax - Reconciliation of Movements of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	$ 991
Ending balance	1,557	$ 991
Beginning balance	1,801
Ending Balance	1,691	1,801
Net deferred tax assets	134	810
Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	991	1,110
(Benefit) expense to income statement	576	(163)
Acquisitions	5	7
Expense to other comprehensive income	(23)	36
Ending balance	1,557	991
Translation and other, net	8	1
Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Acquisitions	5
Expense to other comprehensive income	(58)	(17)
Beginning balance	1,801	1,710
Benefit to equity	21	3
Translation and other, net	9	33
Ending Balance	1,691	1,801
Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(86)	68
Discontinued operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement		4
Expense to other comprehensive income	(1)
Goodwill and Other Identifiable Intangible Assets [Member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	546	578
(Benefit) expense to income statement	(26)	(33)
Acquisitions	5	5
Ending balance	526	546
Translation and other, net	1	(4)
Equity Method Investments [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	172	294
(Benefit) expense to income statement	586	(159)
Acquisitions	0	0
Expense to other comprehensive income	(23)	36
Ending balance	865	172
Translation and other, net	130	1
Other [Member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	273	238
(Benefit) expense to income statement	16	29
Acquisitions	0	2
Expense to other comprehensive income		0
Ending balance	166	273
Translation and other, net	(123)	4
Tax Losses and Other Attributes [Member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	209	91
Translation and other, net	1	11
Ending Balance	267	209
Tax Losses and Other Attributes [Member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	57	104
Tax Losses and Other Attributes [Member] | Discontinued operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement		3
Goodwill and Other Identifiable Intangible Assets [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	1,110	1,168
Translation and other, net	3	1
Ending Balance	1,058	1,110
Goodwill and Other Identifiable Intangible Assets [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(55)	(59)
Employee Benefits and Compensation [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit to equity	(21)	(3)
Employee Benefits and Compensation [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Expense to other comprehensive income	(58)	(17)
Beginning balance	214	253
Benefit to equity	21	3
Translation and other, net	2	(1)
Ending Balance	175	214
Employee Benefits and Compensation [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(4)	(24)
Other [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Acquisitions	5
Beginning balance	268	198
Translation and other, net	3	22
Ending Balance	191	268
Other [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(84)	47
Other [member] | Discontinued operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	$ (1)	$ 1